Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2024		Sep. 30, 2024		Sep. 30, 2023
Statement of Financial Position [Abstract]
Preferred stock, par value (in Dollars per share)	[1]	$ 0.0001		$ 0.0001		$ 0.0001
Preferred stock, shares authorized	[1]	15,000,000		15,000,000		15,000,000
Preferred stock, shares issued	[1]	0		0		0
Preferred stock, shares outstanding	[1]	0		0		0
Common stock, par value (in Dollars per share)	[1]	$ 0.0001		$ 0.0001		$ 0.0001
Common stock, shares authorized		150,000,000	[1]	150,000,000	[1]	40,000,000
Common stock, shares issued	[1]	4,930,531		2,098,999		1,259,333
Common stock, shares outstanding	[1]	4,930,531		2,098,999		1,259,333

[1]	Retroactively restated for the reverse recapitalization as described in Note 1 and Note 4 and the one-for-eight reverse stock split described in Note 10.